Earning Per Share - Computation of Proforma Earnings per Common Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share [Abstract]
Net income	$ 3,173	$ 1,993	$ 6,311	$ 7,485	$ 8,986	$ 7,530	$ 3,580
Weighted average number of common shares	28,581	25,934	27,135	25,788	25,846	25,168	24,746
Shares issued in offering necessary to pay dividend					2,150
Pro forma weighted average number of common shares					27,996
Pro forma earnings per common share, basic					$ 0.32
Net income	$ 3,173	$ 1,993	$ 6,311	$ 7,485	$ 8,986	$ 7,530	$ 3,580
Diluted weighted average number of common shares	28,891	26,215	27,438	26,128	26,204	25,648	25,338
Shares issued in offering necessary to pay dividend					2,150
Pro forma diluted weighted average number of common shares					28,354
Pro forma earnings per common share, diluted					$ 0.32